Credit Risk - Disclosure of Quantitative Criteria of Credit Risk Exposure (Details) - Probability of default (PD)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mortgages
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%	0.30%
Consumer Finance
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	3.00%	3.00%
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%	0.30%
Personal loans | Everyday Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%	0.30%
Credit Cards | Everyday Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%	3.40%
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%	2.60%